PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
At cost:
Property and equipment, gross	¥ 24,433,391	¥ 18,564,786
Less: Accumulated depreciation	(3,267,380)	(2,580,320)
Property and equipment net excluding construction in process	21,166,011	15,984,466
Construction in progress	3,376,940	3,200,173
Property and equipment, net	24,542,951	19,184,639
Land
At cost:
Property and equipment, gross	877,640	855,310
Buildings
At cost:
Property and equipment, gross	8,198,521	5,964,048
Data center equipment
At cost:
Property and equipment, gross	8,322,958	5,567,606
Leasehold improvement
At cost:
Property and equipment, gross	6,955,273	6,111,733
Furniture and office equipment
At cost:
Property and equipment, gross	74,858	61,974
Vehicles
At cost:
Property and equipment, gross	¥ 4,141	¥ 4,115